EXCHANGE TRADED CONCEPTS TRUST II

Horizons S&P 500 Covered Call ETF
Horizons S&P Financial Select Sector Covered Call ETF
Horizons S&P Energy Select Sector Covered Call ETF

Supplement dated June 18, 2013
to the
Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”)
 dated June 18, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Shares of the Horizons S&P Financial Select Sector Covered Call ETF and the Horizons S&P Energy Select Sector Covered Call ETF are currently not available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE